Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 51,066,831	$ 4,535,251
Restricted Cash	3,000,000
Accounts Receivable, Net	2,893,911	5,141,021
Prepaid Expenses and Other Current Assets	5,562,963	1,018,212
Inventory	6,596,302	6,866,002
Current Portion of Notes Receivable		904,534
Total Current Assets	69,120,007	18,465,020
Operating Lease Right-of-Use Assets, Net	3,077,730	2,532,629
Investments	7,196,359	10,701,868
Property, Plant and Equipment, Net	195,798,524	27,192,027
Intangible Assets, Net	5,629,833	5,279,000
Goodwill	4,918,823	4,815,999
Other Assets	2,339,993	554,266
TOTAL ASSETS	288,081,269	69,540,809
Current Liabilities:
Accounts Payable and Accrued Liabilities	10,215,004	6,570,715
Income Tax Payable	5,038,983	4,740,003
Contingent Shares and Earnout Liabilities	38,428,700
Shares Payable	2,756,830
Derivative Liabilities - Convertible Debt		7,365,000
Current Portion of Operating Lease Liabilities	269,154	327,329
Current Portion of Notes Payable	37,986	601,187
Total Current Liabilities	56,746,657	19,604,234
Operating Lease Liabilities, Net of Current Portion	2,865,480	2,318,852
Other Non-Current Liabilities	1,449,045	849,358
Deferred Tax Liabilities	1,330,815	1,420,583
Notes Payable, Net of Current Portion	44,817,436	15,368,892
Notes Payable, Net of Current Portion - Related Parties		3,703,966
TOTAL LIABILITIES	107,209,433	43,265,885
SHAREHOLDERS' EQUITY
Additional Paid-In Capital	241,896,900	42,934,402
Accumulated deficit	(60,827,290)	(16,659,478)
Total Shareholders' Equity Attributable to the Company	181,069,610	26,274,924
Non-Controlling interest	(197,774)
TOTAL SHAREHOLDERS' EQUITY	180,871,836	26,274,924
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 288,081,269	$ 69,540,809